Other Balance Sheet Components	12 Months Ended
Dec. 31, 2018
Other Balance Sheet Components
Other Balance Sheet Components

9. Other Balance Sheet Components

	As of December 31,
	2016	2017	2018
	(In thousands)
Accounts receivable, net:
Accounts receivable	—	$305,895	$555,861
Allowance for doubtful accounts:
Balance at the beginning of year	$(14,980)	(14,068)	(20,214)
Additional provision charged to expenses	(14,621)	(8,465)	(15,424)
Write-off	15,533	2,319	7,674
Balance at the end of year	$(14,068)	$(20,214)	$(27,964)
	—	$285,681	$527,897
Prepaid expenses and other current assets:
Prepayments and loan to investees[1] (including prepayment and receivables from related parties of $40,506 and $115,976 as of December 31, 2017 and 2018)	—	$62,172	$190,444
Secured loan to a founder of a related party[2]	—	80,000	80,000
Rental and other operation deposits	—	30,191	9,842
Amounts deposited by Weibo users[3]	—	25,277	30,631
Content fees and revenue share	—	12,013	14,769
Advertising and marketing fees	—	2,926	4,742
Deductible value added tax		—	10,304
Others	—	15,659	21,703
	—	$228,238	$362,435
Property and equipment, net:
Office building	—	$208,731	$197,337
Office building related facilities	—	3,499	3,308
Computers and equipment	—	214,644	217,335
Leasehold improvements	—	14,258	17,328
Furniture and fixtures	—	11,355	11,558
Other	—	2,473	2,996
	—	454,960	449,862
Less: Accumulated depreciation	—	(192,284)	(187,016)
	—	$262,676	$262,846

Other assets:
Investment related deposits	—	$38,897	$46,777
Deferred tax assets	—	16,158	23,213
Deposits for land use rights	—	—	6,321
Others	—	2,027	4,816
	—	$57,082	$81,127
Accrued expenses and other current liabilities:
Accrued sales rebates	—	$104,117	$149,371
Accrued payroll related expenses (including sales commission)	—	141,129	117,562
Advertising and marketing expenses	—	88,614	83,893
Guarantee liabilities (Note 17)	—	10,143	10,952
Deposit for secured loan[2]	—	—	43,614
Turnover tax	—	32,367	44,280
Amounts due to Weibo users[3]	—	25,277	30,631
Employee reimbursement	—	8,055	8,934
Professional fee	—	9,253	10,014
Unpaid consideration for acquisitions	—	5,704	10,055
Others	—	22,120	31,501
	—	$446,779	$540,807
[1]

Prepayment and loan balance to investees as of December 31, 2017 and 2018 were individually immaterial. The Company recognized $8.1 million, $0.9 million and $20.3 million of impairment on the prepayment of investments as a result of the deterioration of the investees’ operation for the year ended December 31, 2016, 2017 and 2018, respectively.

[2]

The Company issued a one-year loan of $100 million to a founder of a related party in August 2016 with an annual interest rate of 5%.  $20 million was repaid as of December 31, 2017 and the remaining were extended to August 15, 2018 and then August 15, 2019, with an annual interest rate of 7.5%, and secured by an RMB deposits included in accrued expenses and other current liabilities (equivalent to $43.6 million) and mortgaged shares of the related party provided by its founder as of December 31, 2018. Subsequently, as of March 31, 2019, all the loan amount was fully secured by RMB deposits received by the Company.

[3]

Weibo wallet enables Weibo users to conduct hobby-oriented activities on Weibo, such as handing out “red envelops” and coupons to users. Weibo wallet also enables users to purchase different types of products and services on Weibo, including those offered by the Company, such as marketing services and VIP membership, and those offered by the Company’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. The amounts deposited by users primarily represent the receivables temporarily held on account for Weibo wallet users through a third party online payment platform. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.